                            VAN KAMPEN RESERVE FUND

                    SUPPLEMENT DATED AUGUST 31, 2000 TO THE
         STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 28, 1999,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Paul G. Yovovich, effective April 14, 2000, and Richard M. DeMartini and Don G. Powell, effective December 15, 1999.

     (2) The section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby amended, effective December 15, 1999, by adding the following:

Mitchell M. Merin*...................  President and Chief Operating Officer of asset management of
Two World Trade Center                 Morgan Stanley Dean Witter since December 1998. President
66th Floor                             and Director since April 1997 and Chief Executive Officer
New York, NY 10048                     since June 1998 of Morgan Stanley Dean Witter Advisors Inc.
Date of Birth: 08/13/53                and Morgan Stanley Dean Witter Services Company Inc.
Age: 46                                Chairman, Chief Executive Officer and Director of Morgan
                                       Stanley Dean Witter Distributors Inc. since June 1998.
                                       Chairman and Chief Executive Officer since June 1998, and
                                       Director since January 1998, of Morgan Stanley Dean Witter
                                       Trust FSB. Director of various Morgan Stanley Dean Witter
                                       subsidiaries. President of the Morgan Stanley Dean Witter
                                       funds and Discover Brokerage Index Series since May 1999.
                                       Trustee/Director of each of the funds in the Fund Complex, and Vice President of other investment companies advised by the Advisers and their affiliates. Previously Chief
                                       Strategic Officer of Morgan Stanley Dean Witter Advisors
                                       Inc. and Morgan Stanley Dean Witter Services Company Inc.
                                       and Executive Vice President of Morgan Stanley Dean Witter
                                       Distributors Inc. April 1997-June 1998, Vice President of
                                       the Morgan Stanley Dean Witter Funds and Discover Brokerage
                                       Index Series May 1997-April 1999, and Executive Vice
                                       President of Dean Witter, Discover & Co.
Richard F. Powers, III*..............  Chairman, President and Chief Executive Officer of Van
1 Parkview Plaza                       Kampen Investments. Chairman, Director and Chief Executive
P.O. Box 5555                          Officer of the Advisers, the Distributor, Van Kampen
Oakbrook Terrace, IL 60181-5555        Advisors Inc. and Van Kampen Management Inc. Director and
Date of Birth: 02/02/46                officer of certain other subsidiaries of Van Kampen
Age: 54                                Investments. Trustee/Director and President of each of the funds in the Fund Complex. Trustee, President and Chairman of the Board of other investment companies advised by the
                                       Advisers and their affiliates, and Chief Executive Officer of Van Kampen Exchange Fund. Prior to May 1998, Executive
                                       Vice President and Director of Marketing at Morgan Stanley
                                       Dean Witter and Director of Dean Witter Discover & Co. and
                                       Dean Witter Realty. Prior to 1996, Director of Dean Witter
                                       Reynolds Inc.

     (3) The footnote at the end of the section entitled "TRUSTEES AND OFFICERS--TRUSTEES" is hereby deleted in its entirety and replaced with the following:

          * Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of each of the funds in the Fund Complex by reason of his firm currently acting as legal counsel to each of the Funds in the Fund Complex. Messrs. Merin and Powers are interested persons of each of the Funds in the Fund Complex and the Advisers by reason of their positions with Morgan Stanley Dean Witter or its affiliates.

                                                                     RES SPT SAI

     (4) The section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting all information pertaining to Weston B. Wetherell, Sara L. Badler, Jacqueline F. Denter, and James M. Dykas, effective January 31, 2000, Dennis J. McDonnell, effective March 31, 2000, Edward C. Wood, III and Stephen
L. Boyd, effective April 17, 2000, and Peter W. Hegel, effective May 31, 2000, and by adding the following:

Stephen L. Boyd...........................  Executive Vice President and Chief Investment Officer of
Date of Birth: 11/16/40                     Van Kampen Investments, and President and Chief Operating
Executive Vice President and                Officer of the Advisers. Executive Vice President and
Chief Investment Officer                    Chief Investment Officer of each of the funds in the Fund
Age: 59                                     Complex and certain other investment companies advised by
                                            the Advisers or their affiliates. Prior to April 2000,
                                            Vice President and Chief Investment Officer of the
                                            Advisers. Prior to October 1998, Vice President and
                                            Senior Portfolio Manager with AIM Capital Management,
                                            Inc. Prior to February 1998, Senior Vice President and
                                            Portfolio Manager of Van Kampen American Capital Asset
                                            Management, Inc., Van Kampen American Capital Investment
                                            Advisory Corp. and Van Kampen American Capital
                                            Management, Inc.
John H. Zimmermann, III...................  Senior Vice President and Director of Van Kampen
Date of Birth: 11/25/57                     Investments, President and Director of the Distributor
Vice President                              and President of Van Kampen Insurance Agency of Illinois
Age: 42                                     Inc. Vice President of each of the funds in the Fund
                                            Complex. From November 1992 to December 1997, Senior Vice
                                            President of the Distributor.

     (5) The second sentence of the first paragraph immediately following the section entitled "TRUSTEES AND OFFICERS--OFFICERS" is hereby deleted in its entirety.

     (6) The information in the section entitled "OTHER INFORMATION--INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent accountants, effective May 18, 2000. PricewaterhouseCoopers LLP, located at 200 East Randolph Drive, Chicago, Illinois 60601 ("PWC"), ceased being the Fund's independent accountants effective May 18, 2000. The cessation of the client-auditor relationship between the Fund and PWC was based solely on a possible future business relationship by PWC with an affiliate of the Fund's investment adviser. The change in independent accountants was approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                                                                     RES SAI 400

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